Retirement Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 3,868	$ 3,535
Service cost	16	16	$ 0
Interest cost	72	72	61
Actuarial loss	76	31
Effect of foreign currency rate changes	326	214
Benefit obligation at end of year	4,358	3,868	3,535
Change in plan assets:
Fair value at beginning of year	2,992	2,803
Actual return on plan assets	32	21
Employer contribution	133	124
Effect of foreign currency rate changes	253	44
Fair value at end of year	3,410	2,992	$ 2,803
Funded status	(948)	(876)
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	204	188
Accrued pension liabilities	(1,152)	(1,064)
Net amount recognized	$ (948)	$ (876)